091-18216fn

For Internal Use Only RECEIVED		Submit 1 Original		OMB Approval No.:
Sec File No. 91-		and 9 Copies		Expires:

2015 JAN 13 AM 7:21

SEC / TM

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SEC Mail Processing Section
JAN 12 2015
Washington DC
404

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

15000034

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Emerging Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

LLEM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Sao Paolo, Santiago, Hong Kong, Shanghai, Shenzhen, Colombia, Prague, Egypt, Budapest, BSE India, Indonesia, Malaysia, Casablanca, Mexico, Karachi, Lima, Philippines, Warsaw, London, MICEX, JSE, Thailand, Istanbul, Taiwan, GreTai, Dubai, Abu Dhabi, NASDAQ Dubai

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2328

Manual Signature of Official Responsible for Form:

January 8, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 12 2015

SEC 2449 (1/99)

NYSE

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2015 JAN 13 AM 7:20
SEC / TM

Via Overnight Mail

SEC
Mail Processing
Section
JAN 12 2015
Washington DC
404

January 8, 2015

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Direxion Shares ETF Trust

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Direxion Daily S&P 500 Bull 1.25X Shares (LLSP)
Direxion Daily Small Cap Bull 1.25X Shares (LLSC)
Direxion Daily FTSE Developed Markets Bull 1.25X Shares (LLDM)
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares (LLEM)

If you have any questions, please do not hesitate to call me at (212) 656-2328.

Sincerely,

Enclosures

Act Securities Exchange Act of 1934
JAN 12 2015